Subsequent Events (Details) - USD ($)	Mar. 31, 2025	Jan. 22, 2025	Jan. 14, 2025	Jan. 10, 2025	Jan. 03, 2025	Mar. 10, 2025	Feb. 24, 2025	Jan. 09, 2025	Dec. 31, 2024	Dec. 31, 2023	[1]
Subsequent Events [Line Items]
Ordinary shares, shares issued									91,092,257	52,381,600
Issued and unissued ordinary shares, description	the Company held an EGM and effected a share consolidation of the Company’s issued and unissued ordinary shares at a ratio of one (1)-for-three (3), resulting in a change of the Company’s share capital from US$100,100 divided into 6,500,000,000 ordinary shares of a par value of US$0.0000154 each comprising (a) 6,498,750,000 class A ordinary shares of a par value of US$0.0000154 each and (b) 1,250,000 class B ordinary shares of a par value of US$0.0000154 each, to US$100,100 divided into 2,166,666,666.6̅6̅6 ordinary shares of a par value of US$0.0000462 each comprising (a) 2,166,250,000 class A ordinary shares of a par value of US$0.0000462 each and (b) 416,666.6̅6̅6 class B ordinary shares of a par value of US$0.0000462 each.
Subsequent Event [Member]
Subsequent Events [Line Items]
Stock issued during period shares class A ordinary shares to an investor					1,640,447
Accrued Interest				$ 124,055.56
Percentage of closing price								85.00%
Number of minimum bid price per share		$ 1
Cash repayment						$ 300,000	$ 300,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued			932,749
Delisting Notice [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of minimum bid price per share		$ 1
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of re designated per share			$ 0.133

[1]	Giving retroactive effect to the share forward split on May 2, 2023.